Discontinued Operations - Schedule of Discontinued Operations Consolidated Balance Sheets (Details) (Allied Integral United Inc) - Allied Integral United Inc [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 206,539	$ 343,044	$ 570,284
Restricted cash		8,201	1,477,871
Accounts receivable	100	18,421	53,934
Prepaid expenses	77,204	23,641	54,665
Total current assets	283,843	393,307	2,156,754
Investments in non-consolidated entities	77,056	77,056	77,057
Note receivables	6,323	6,323	6,323
Real estate, property and equipment, net	5,362,836	8,312,836	19,740,288
Total long-term assets held for sale	5,446,214	8,396,215	20,142,668
TOTAL ASSETS	5,730,058	8,789,522	22,299,422
Accounts payable	699	66,650	1,757,761
Accrued expenses	855,392	1,031,583	1,752,400
Accrued interest	133,171	133,171	26,625
Current portion of long-term debt	1,758,223	4,107,599	3,166,978
Total current liabilities	2,747,484	5,339,003	6,789,459
Note payable	530,596	784,945	1,326,144
Long-term debt, less current portion	4,883,682	5,121,760	16,242,029
Total long-term liabilities held for sale	5,414,278	5,906,804	17,563,222
TOTAL LIABILITIES	$ 8,161,763	$ 11,245,708	$ 24,352,680